Actagene Merger	9 Months Ended
Sep. 30, 2013
Actagene Merger
2. Actagene Merger	In May 2013 the Company entered into an Agreement and Plan of Reorganization with Actagene. In accordance with the agreement, Actagene was merged into Ignyta and the separate corporate existence of Actagene ceased and Ignyta continues as the surviving corporation. On May 20, 2013, the merger was effected and Ignyta issued 1,583,336 shares of its Common Stock in exchange for the cancellation of all of the outstanding shares of Actagene.

The merger was accounted for as a combination of entities under common control. The majority stockholder of the Company was also the majority stockholder of Actagene, with approximately 60% of the voting power in each entity. Additionally, representatives of the majority stockholder controlled the day to day operations and were on the board of directors of each entity.

The financial statements of Ignyta reflect the merger as if it had occurred at the beginning of the periods presented. Actagene was formed in February 2013.